Significant accounting judgments, estimates and assumptions (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Goodwill	$ 414,287	$ 397,538
CGU [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	518,900
Goodwill	$ 353,400
Discount rate	16.00%
Carrying amount	3.60%